COLUMBIA VARIABLE PORTFOLIO - MANAGED VOLATILITY MODERATE GROWTH FUND
SUMMARY OF THE FUND
Investment Objective
Columbia Variable Portfolio – Managed Volatility Moderate Growth Fund (the Fund) pursues total return while seeking to manage the Fund’s exposure to equity market volatility.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract, which are disclosed in your Contract prospectus. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	COLUMBIA VARIABLE PORTFOLIO - MANAGED VOLATILITY MODERATE GROWTH FUND Class 2
Management fees	0.20%	[1]
Distribution and/or service (12b-1) fees	0.25%
Other expenses	0.02%	[1]
Acquired fund fees and expenses	0.54%
Total annual Fund operating expenses	1.01%	[2]
[1]	Management fees reflect the combination of advisory and administrative services fees under one agreement providing for a single management fee. As a result, other expenses do not include administrative services fees. Advisory fees and administrative services fees paid pursuant to separate prior agreements amounted to 0.17% and 0.03% of average daily net assets of the Fund, respectively.
[2]	"Total annual Fund operating expenses" include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than "Total Net Expenses" shown in the Financial Highlights section of this prospectus because "Total Net Expenses" do not include acquired fund fees and expenses.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
  you invest $10,000 in the Fund for the periods indicated,
  your investment has a 5% return each year, and
  the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract. Inclusion of these charges would increase expenses for all periods shown.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
COLUMBIA VARIABLE PORTFOLIO - MANAGED VOLATILITY MODERATE GROWTH FUND | Class 2 | USD ($)	103	322	559	1,239

Expense Example, No Redemption	1 year	3 years	5 years	10 years
COLUMBIA VARIABLE PORTFOLIO - MANAGED VOLATILITY MODERATE GROWTH FUND | Class 2 | USD ($)	103	322	559	1,239

Portfolio Turnover
The Fund, underlying funds and exchange-traded funds (ETFs) pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolios). The Fund will indirectly bear the expenses associated with portfolio turnover of the underlying funds and ETFs. A high portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund pursues its investment objective by allocating its assets across equity and fixed-income/debt asset classes while targeting a particular level of effective equity market exposure (described below) that varies based on volatility in the equity market. On March 31, 2016, the Fund's actual effective equity market exposure was approximately 54.86% of its net assets. The Fund invests in a mix of affiliated mutual funds (Underlying Funds) and, in seeking to manage the Fund's exposure to equity market volatility, the Fund employs a tactical allocation strategy utilizing:
  derivative transactions, including forward contracts (including forward foreign currency contracts), futures (including currency futures, equity futures, index futures and interest rate futures), options and swaps (including credit default swaps and credit default swap indexes);
  direct investments in exchange-traded funds (ETFs); and
  direct investments in fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, Treasury inflation-protected securities (TIPS), mortgage- and asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).
Collectively, these assets are referred to as the Tactical Assets.

The Fund's "effective equity market exposure" (or EEME) includes exposure to equity markets through the Fund's investments in Underlying Funds and Tactical Assets, adjusted to reflect the degree to which the Fund's holdings are expected to move in tandem with equity markets (beta) based solely on the views of the Fund's investment manager. Although the Fund's actual EEME at March 31, 2016 was approximately 54.86% of its net assets, the Fund's targeted EEME may, under normal circumstances, range from 0 to 70% of its net assets. Within this range, the Fund's targeted and actual EEME is subject to change, including on a daily basis.

The Fund invests in Underlying Funds focused on equity investments (Equity Underlying Funds) and Underlying Funds focused on fixed-income/debt investments (Fixed-Income Underlying Funds) to gain exposure to equity and fixed-income/debt asset classes, respectively. If the Fund invests, for example, 50% of its net assets in Equity Underlying Funds (and has no EEME through its Tactical Assets), the Fund will have 50% of its net assets exposed to the equity market and may have an EEME of 50% of its net assets. Using the same example, the Fund could employ its Tactical Assets to increase the Fund's EEME to a maximum of 70% while maintaining a 50% allocation to Equity Underlying Funds. The Fund may invest significantly in any individual Underlying Fund(s).

As discussed in the above example, the Tactical Assets are primarily utilized to adjust (increase or reduce) the Fund's exposure to equity and fixed-income/debt asset classes and various segments within these asset classes (i.e., the Tactical Assets are used to adjust the Fund's EEME). Derivatives instruments may also be used to facilitate the Fund's management of cash inflows/outflows. At times (e.g., when there are significant cash inflows or anticipated inflows), such additional derivatives use could cause the Fund's assets to be invested outside the ranges described below for Fund investments in Tactical Assets (and, in turn, the Underlying Funds).

In general, when the Fund's investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) determines that equity market volatility is relatively low, the Investment Manager may increase the Fund's EEME and decrease the Fund's effective fixed-income/debt market exposure. Conversely, if it determines that volatility in the equity market is relatively high, it may reduce (or, in certain extreme cases, eliminate entirely) the Fund's EEME and, correspondingly, increase the Fund's effective fixed-income/debt market exposure.

Investment Process

Columbia Management uses the following two-part investment process that, together, pursues total return while seeking to manage the Fund's exposure to equity market volatility:
  Selects and determines allocations to the Underlying Funds (referred to as the Strategic Allocation); and
  Invests in and determines allocations to the Tactical Assets to modify desired asset class exposures (referred to as the Tactical Allocation).
Strategic Allocation

Under normal circumstances, the Fund invests 40% to 90% of its net assets in Underlying Funds managed by Columbia Management, including those for which Columbia Management provides day-to-day portfolio management and those for which day-to-day portfolio management is provided by investment subadvisers hired by Columbia Management. Of the assets allocated to the Underlying Funds, the Fund may invest up to 100% of those assets in Equity Underlying Funds or Fixed-Income Underlying Funds (or some combination of the two).

The Fund may invest in Underlying Funds across various sectors, asset classes within the equity and fixed-income/debt asset classes and markets, including Underlying Funds that invest in equity securities of different investment strategies and styles (e.g., growth, value and core/blend), market capitalizations (e.g., large, mid and small cap) and geographic focus (e.g., domestic and international, including emerging markets), as well as those that invest in real estate securities and fixed-income or debt instruments, including investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and other asset-backed securities and international bonds, each with varying interest rates, terms, durations and credit exposures.

Underlying Fund selections and allocations are reviewed periodically by Columbia Management. Changes to Underlying Fund selections and allocations may be driven by various factors, including the risks and potential benefits of investing in a particular Underlying Fund as a means of achieving total return. During times of relatively high equity market volatility as determined by Columbia Management, Columbia Management may reduce or eliminate entirely the Fund's allocation to Equity Underlying Funds and may alter Underlying Fund selections and allocations with more frequency in seeking to achieve desired levels of EEME.

Columbia Management also considers the independent analysis of an independent investment consultant with respect to the performance of the Underlying Funds, the types of investment categories represented by the Underlying Funds, and the consideration of additional asset classes or segments within these asset classes represented by the Underlying Funds. Columbia Management retains full discretion over the Fund’s investment activities.

Tactical Allocation

Under normal circumstances, the Fund invests 10% to 60% of its net assets in or employs such percentage of its net assets in the Tactical Allocation strategy, which includes derivative transactions (such as futures, swaps, forward rate agreements, options and credit default swaps, including credit default swaps on baskets of securities (more commonly referred to as credit default swap indexes)), as well as direct investments in exchange-traded funds (ETFs) and fixed-income or debt instruments (such as investment grade corporate bonds, high yield (i.e., junk) instruments, sovereign debt, U.S. Government bonds and notes, TIPS, mortgage- and asset-backed securities, international bonds and mortgage dollar rolls, each with varying interest rates, terms, durations and credit exposures).

Through investments in Tactical Assets, Columbia Management seeks to adjust the Fund's exposures to equity and fixed-income/ debt markets and to segments within those markets in response to its assessment of the relative risks and potential returns of these markets and segments. As with the Underlying Funds, the Fund may, through its tactical allocation strategy, reduce (or, in certain extreme cases, eliminate entirely) its EEME and, correspondingly, increase the Fund's effective fixed-income/debt market exposure. Conversely, the Fund may also increase its EEME by employing the Tactical Assets to adjust upward the volatility level in the Fund's portfolio closer to desired levels.

The Fund also seeks to reduce equity market volatility in the portfolio by purchasing or writing call and put options on liquid equity indices to protect against periods of decline in equity markets.

The Investment Manager believes that the use of the Tactical Assets, and derivative transactions and ETFs in particular, may provide more efficient and economical exposure to asset classes and segments than investments in or withdrawals from the Underlying Funds. As a result, Columbia Management expects to use derivatives and ETFs as primary tools for adjusting the Fund's EEME.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund's derivative transactions. The Fund's use of certain derivatives may create significant leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

The portfolio managers may actively and frequently trade securities in the Fund's portfolio to carry out its principal strategies.

Underlying Funds

Appendix A includes the list of the Underlying Funds available to the Fund within each asset class (equity, fixed-income and cash/cash equivalents (money market funds)), as well as a description of the Underlying Funds' investment objectives and strategies. A description of the principal risks associated with the Underlying Funds is included in Appendix B. Columbia Management may add new Underlying Funds for investment or change Underlying Funds without the approval of shareholders.

Certain Underlying Funds, due to their characteristics, may fit into more than one category, and may be used by the Investment Manager to provide exposure to more than one of these categories. The prospectuses and Statements of Additional Information for the Underlying Funds include more detailed information about these Underlying Funds and are available free of charge by calling 800.345.6611.
Principal Risks
An investment in the Fund involves risk, including specific risks relating to the investment in the Fund based on its investment process and its "fund-of-funds" structure, as well as specific risks related to the underlying funds in which it invests, including among others, those described below. More information about underlying funds, including their principal risks, is available in their prospectuses, which are incorporated by reference into this prospectus. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund's holdings may decline, and the Fund's net asset value (NAV) and share price may go down.

Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with a similar investment objective and/or strategies, or that the investments themselves will not produce the returns expected.

Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money. Some Alternative Strategies may be considered speculative.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Rating agencies assign credit ratings to certain loans and fixed-income securities to indicate their credit risk. Lower quality or unrated loans or securities held by the Fund may present increased credit risk as compared to higher-rated loans or securities. Non-investment grade loans or fixed-income instruments (commonly called "high-yield" or "junk") may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or fixed-income instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or securities, or if the ratings of loans or securities held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral securing the loan, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund's performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund's operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer's capital structure may involve a higher degree of overall risk than more senior loans of the same borrower.

Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including that certain Rule 144A eligible securities may be derivatives. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. A Fund's derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund's actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial loss for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, a high degree of leverage is typical of a futures trading account. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund's net asset value. Futures contracts executed on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund's risk exposure to underlying references and their attendant risks such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Derivatives Risk – Swaps Risk. Swaps are derivatives, whereby in a typical swap transaction, two parties agree to exchange the returns earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty, and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial investment. Swaps can increase the Fund's risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.

Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund's expenses and similar expenses incurred through ownership of the ETF.

Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund's income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund's return on such securities. The performance of the Fund may also be negatively impacted by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.

Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the "to be announced" (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund's portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the instrument may not perform or be unable to perform in accordance with the terms of the instrument.

Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund's performance.

Fund-of-Funds Risk. Determinations regarding asset classes or underlying funds and the Fund's allocations thereto may not successfully achieve the Fund's investment objective, in whole or in part. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objective. There is no guarantee that the underlying funds will achieve their respective investment objectives. The Fund is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund's performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The performance of underlying funds could be adversely affected if other entities that invest in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such fund. The Investment Manager may have potential conflicts of interest in selecting affiliated funds over unaffiliated funds for investment by the Fund, and may also face potential conflicts of interest in selecting affiliated funds, because the fees the Investment Manager receives from some underlying funds may be higher than the fees paid by other underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in another underlying fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund(s) does not present itself in a timely manner or at all.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal.

Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.

Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates (which are at historic lows) rise, the values of loans and other fixed-income instruments tend to fall, and if interest rates fall, the values of loans and other fixed-income instruments tend to rise. Changes in the value of a fixed-income instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of the Fund's shares. In general, the longer the maturity or duration of a fixed-income instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. Similarly, a period of rising interest rates may negatively impact the Fund's performance. Actions by governments and central banking authorities can result in increases in interest rates. Such actions may negatively affect the value of fixed-income instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund's NAV. Any interest rate increases could cause the value of the Fund's investments in fixed-income instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly, and the value of its loans or securities may therefore decline, which would negatively affect the Fund's performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.

Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund's ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund's investments or decreases in their capacity or willingness to trade such investments may increase the Fund's exposure to this risk. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund's exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. Certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund's performance. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.

Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods.

Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. In the case of mortgage- or asset-backed securities, as interest rates decrease or spreads narrow, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on securities with higher interest rates or wider spreads.

Sovereign Debt Risk. A sovereign debtor's willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward international lenders, and the political constraints to which a sovereign debtor may be subject.

U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.

Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the portfolio manager's perceived value assessment of that security, or may decline in price, even though the portfolio manager(s) believe(s) the securities are already undervalued. There is also a risk that it may take longer than expected for the value of these investments to rise to the portfolio manager's perceived value. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Volatility and Volatility Management Risk. Although the Fund seeks to manage equity market volatility within its portfolio, there is no guarantee that the Fund will be successful. Despite the Fund's name, the Fund's portfolio may experience more than its targeted level of volatility, subjecting the Fund to market risk. Securities in the Fund's portfolio and the Underlying Funds' portfolios may be subject to price volatility, and the Fund's share price may not be any less volatile than the market as a whole and could be more volatile. The Investment Manager's determinations/expectations regarding volatility may be incorrect or inaccurate, which may also adversely affect the Fund's actual volatility within the portfolio. The Fund also may underperform other funds with similar investment objectives and/or strategies. Additionally, because the Fund seeks to target a particular level of effective equity market exposure (EEME), as stated above under "Principal Investment Strategies", the Fund may provide protection in volatile markets by potentially curbing or mitigating the risk of loss in declining equity markets, but the Fund's opportunity to achieve returns when the equity markets are rising may also be curbed. In general, the greater the protection against downside loss (as reflected in a smaller target level of EEME), the lesser the Fund's opportunity to participate in the returns generated by rising equity markets; however, there is no guarantee that the Fund will be successful in protecting the value of its portfolio in down markets. Additionally, to the extent that the Fund maximizes its EEME in low volatility markets, if the equity markets should decline in such low volatility markets, the Fund may experience greater loss than if it had not maximized its EEME.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended index that is intended to provide a measure of the Fund's performance given its investment strategy, as well as one or more other measures of performance for markets in which the Fund may invest.

Effective March 10, 2016, the Fund compares its performance to that of an index consisting of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net) (the New Blended Index). Prior to this date, the Fund compared its performance to that of an index consisting of 50% Barclays U.S. Aggregate Bond Index, 26% S&P 500 Index, 15% MSCI EAFE Index (Net) and 9% Russell 2000 Index (the Former Blended Index). The Fund’s investment manager believes that the New Blended Index provides a more appropriate basis for comparing the Fund’s performance. Information on the Former Blended Index will be included for a one-year transition period.

The returns shown do not reflect any fees and expenses imposed under your Contract and would be lower if they did.

The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedle.com/us.
Year by Year Total Return (%) as of December 31 Each Year

Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 4th Quarter 2013 4.82% Worst 3rd Quarter 2015 -5.39%
Average Annual Total Returns (for periods ended December 31, 2015)
Average Annual Total Returns - COLUMBIA VARIABLE PORTFOLIO - MANAGED VOLATILITY MODERATE GROWTH FUND	Share Class Inception Date	1 Year	Life of Fund
Class 2	Apr. 19, 2012	(2.52%)	5.05%
New Blended Index (consists of 50% Barclays U.S. Aggregate Bond Index, 35% Russell 3000 Index and 15% MSCI EAFE Index (Net)) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the New Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.58%	6.74%
Former Blended Index (50% Barclays U.S. Aggregate Bond Index, 26% S&P 500 Index, 15% MSCI EAFE Index (Net) and 9% Russell 2000 Index) (reflects reinvested dividends net of withholding taxes on the MSCI EAFE Index portion of the Former Blended Index, and for all indexes reflects no deductions for fees, expenses or other taxes)		0.39%	6.67%
Barclays U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		0.55%	1.95%